Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
The computations of basic and diluted EPS for 2015, 2014 and 2013 are as follows:

(Millions, except per common share data)	2015	2014	2013
Net income attributable to Aetna	$2,390.2	$2,040.8	$1,913.6
Weighted average shares used to compute basic EPS	349.3	355.5	355.4
Dilutive effect of outstanding stock-based compensation awards	3.3	3.6	3.8
Weighted average shares used to compute diluted EPS	352.6	359.1	359.2
Basic EPS	$6.84	$5.74	$5.38
Diluted EPS	$6.78	$5.68	$5.33

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The stock-based compensation awards excluded from the calculation of diluted EPS for 2015, 2014 and 2013 are as follows:

(Millions)	2015	2014	2013
Stock appreciation rights ("SARs") (1)	.5	.3	1.7
Other stock-based compensation awards (2)	.8	1.2	1.8

(1)	SARs are excluded from the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive).

(2)
Performance stock units ("PSUs"), certain market stock units ("MSUs") with performance conditions, and performance stock appreciation rights ("PSARs") are excluded from the calculation of diluted EPS if all necessary performance conditions have not been satisfied at the end of the reporting period (refer to Note 13 beginning on page 126 for additional information about PSARs).